Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		9 Months Ended
	Jul. 17, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Related Party Transactions
Accounts payable and accrued liabilities		$ 10,811		$ 12,737
Officers
Related Party Transactions
Accounts payable and accrued liabilities		45		1,373
Telescope | MSA
Related Party Transactions
Funding period	1 year
Amount of costs incurred		880	$ 592
Accounts payable and accrued liabilities		$ 40		$ 115